Financial Instruments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Dec. 31, 2010 Euro Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Dec. 31, 2010 Senior Notes [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] Senior Notes [Member] USD ($)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] Senior Notes [Member] USD ($)	Dec. 31, 2011 Portion At Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Portion At Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Portion At Fair Value Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2010 Portion At Fair Value Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2011 Portion At Fair Value Fair Value Disclosure [Member] Senior Notes [Member] USD ($)	Dec. 31, 2010 Portion At Fair Value Fair Value Disclosure [Member] Senior Notes [Member] USD ($)
Assets:
Cash and cash equivalents	$ 457,292			$ 522,870		$ 301,225	$ 221,584					$ 457,292	$ 522,870					$ 457,292	$ 522,870
Accounts receivable												2,909,326	2,687,234					2,909,326	2,687,234
Long-term notes receivable	294,000											234,490						233,514
Liabilities:
Accounts Payable												652,649	542,524					652,649	542,524
Short-term borrowings	98,801			670,671								98,801	670,671					98,801	670,671
Short-term borrowings from related parties	28,013			9,683								28,013	9,683					28,013	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes												1,147,209	528,082					1,147,209	528,082
Senior Credit Agreement												2,795,589	2,953,890					2,774,951	2,937,504
Senior Long Term Notes								258,780	267,240	2,883,009	824,446			258,780	267,240	2,883,009	824,446			265,655	276,756	2,989,307	880,366
Trust Preferred Securities, current	0		428,760	625,549
Trust Preferred Securities, noncurrent													625,549						643,828
Noncontrolling interests subject to put provisions	410,491			279,709								410,491	279,709					410,491	279,709
Notional amount of foreign currency cash flow hedge derivatives	1,278,764			1,026,937
Notional amount of foreign currency derivative instruments not designated as hedging instruments	2,149,440			1,607,312
Notional amount of interest rate derivatives	2,650,000	200,000		3,175,000	258,780
Reclassification from accumulated OCI into earnings, time estimate	10,857
Amount of additional interest expense expected to be reclassified into earnings	$ 29,654
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	47
Maximum remaining maturity of interest rate cash flow hedges	58